UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Derek Mullins
444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2017 TO JUNE 30, 2018

Item 1: Proxy Voting Record

Registrant : Destra Investment Trust

Fund Name : Destra Dividend Total Return Fund

07/01/2015 - 06/30/2016

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Item 1: Proxy Voting Record

Registrant : Destra Advisors, LLC.

Fund Name : Destra Focused Equity Fund

07/01/2017 - 06/30/2018

Medtronic Plc
	Ticker	Security ID:	Meeting Date		Meeting Status
	MDT	CUSIP G5960L103	12/08/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Richard H. Anderson	Mgmt	For	For	For
	2	Elect Craig Arnold	Mgmt	For	For	For
	3	Elect Scott C. Donnelly	Mgmt	For	For	For
	4	Elect Randall J. Hogan III	Mgmt	For	For	For
	5	Elect Omar Ishrak	Mgmt	For	For	For
	6	Elect Shirley Ann Jackson	Mgmt	For	For	For
	7	Elect Michael O. Leavitt	Mgmt	For	For	For
	8	Elect James T. Lenehan	Mgmt	For	For	For
	9	Elect Elizabeth G. Nabel	Mgmt	For	For	For
	10	Elect Denise M. O'Leary	Mgmt	For	For	For
	11	Elect Kendall J. Powell	Mgmt	For	Against	Against
	12	Elect Robert C. Pozen	Mgmt	For	For	For
	13	Appointment of Auditor and Authority to Set Fees	Mgmt	For	For	For
	14	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	15	Amendment to the 2013 Stock Award and Incentive Plan	Mgmt	For	For	For

Microsoft Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	MSFT	CUSIP 594918104	11/29/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect William H. Gates III	Mgmt	For	For	For
	2	Elect Reid G. Hoffman	Mgmt	For	For	For
	3	Elect Hugh F. Johnston	Mgmt	For	For	For
	4	Elect Teri L. List-Stoll	Mgmt	For	For	For
	5	Elect Satya Nadella	Mgmt	For	For	For
	6	Elect Charles H. Noski	Mgmt	For	For	For
	7	Elect Helmut G. W. Panke	Mgmt	For	For	For
	8	Elect Sandra E. Peterson	Mgmt	For	For	For
	9	Elect Penny S. Pritzker	Mgmt	For	For	For
	10	Elect Charles W. Scharf	Mgmt	For	For	For
	11	Elect Arne M. Sorenson	Mgmt	For	For	For
	12	Elect John W. Stanton	Mgmt	For	For	For
	13	Elect John W. Thompson	Mgmt	For	For	For
	14	Elect Padmasree Warrior	Mgmt	For	For	For
	15	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	16	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For
	17	Ratification of Auditor	Mgmt	For	For	For
	18	Approval of Material Terms of Performance Goals Under Executive Incentive Plan	Mgmt	For	For	For
	19	Approval of the 2017 Stock Plan	Mgmt	For	For	For

Item 1: Proxy Voting Record

Registrant : Destra Advisors, LLC.

Fund Name : Destra Wolverine Dynamic Asset Fund

07/01/2017 - 06/30/2018

Vanguard Group, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	VFINX	CUSIP 922908553	11/15/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Mortimer J. Buckley	Mgmt	For	For	For
	1.2	Elect Emerson U. Fullwood	Mgmt	For	For	For
	1.3	Elect Amy Gutmann	Mgmt	For	For	For
	1.4	Elect JoAnn Heffernan Heisen	Mgmt	For	For	For
	1.5	Elect F. Joseph Loughrey	Mgmt	For	For	For
	1.6	Elect Mark Loughridge	Mgmt	For	For	For
	1.7	Elect Scott C. Malpass	Mgmt	For	For	For
	1.8	Elect F. William McNabb, III	Mgmt	For	For	For
	1.9	Elect Deanna M. Mulligan	Mgmt	For	For	For
	1.10	Elect Andre F. Perold	Mgmt	For	For	For
	1.11	Elect Sarah Bloom Raskin	Mgmt	For	For	For
	1.12	Elect Peter F. Volanakis	Mgmt	For	For	For
	2	Approval of Manager of Managers Structure	Mgmt	For	For	For
	3	Approval of a Manager of Managers Structure with Wholly-Owned Subsidiaries	Mgmt	For	For	For
	4	Amendment to Investment Objective	Mgmt	For	For	For
	5	Reclassify the Vanguard REIT Index Fund as Non-Diversified	Mgmt	For	For	For
	6	Shareholder Proposal Regarding Genocide-Free Investing	ShrHoldr	Against	Against	For

Vanguard Group, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	VFINX	CUSIP 922908736	11/15/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Mortimer J. Buckley	Mgmt	For	For	For
	1.2	Elect Emerson U. Fullwood	Mgmt	For	For	For
	1.3	Elect Amy Gutmann	Mgmt	For	For	For
	1.4	Elect JoAnn Heffernan Heisen	Mgmt	For	For	For
	1.5	Elect F. Joseph Loughrey	Mgmt	For	For	For
	1.6	Elect Mark Loughridge	Mgmt	For	For	For
	1.7	Elect Scott C. Malpass	Mgmt	For	For	For
	1.8	Elect F. William McNabb, III	Mgmt	For	For	For
	1.9	Elect Deanna M. Mulligan	Mgmt	For	For	For
	1.10	Elect Andre F. Perold	Mgmt	For	For	For
	1.11	Elect Sarah Bloom Raskin	Mgmt	For	For	For
	1.12	Elect Peter F. Volanakis	Mgmt	For	For	For
	2	Approval of Manager of Managers Structure	Mgmt	For	For	For
	3	Approval of a Manager of Managers Structure with Wholly-Owned Subsidiaries	Mgmt	For	For	For
	4	Shareholder Proposal Regarding Genocide-Free Investing	ShrHoldr	Against	Against	For

Vanguard Group, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	VPACX	CUSIP 922042866	11/15/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Mortimer J. Buckley	Mgmt	For	For	For
	1.2	Elect Emerson U. Fullwood	Mgmt	For	For	For
	1.3	Elect Amy Gutmann	Mgmt	For	For	For
	1.4	Elect JoAnn Heffernan Heisen	Mgmt	For	For	For
	1.5	Elect F. Joseph Loughrey	Mgmt	For	For	For
	1.6	Elect Mark Loughridge	Mgmt	For	For	For
	1.7	Elect Scott C. Malpass	Mgmt	For	For	For
	1.8	Elect F. William McNabb, III	Mgmt	For	For	For
	1.9	Elect Deanna M. Mulligan	Mgmt	For	For	For
	1.10	Elect Andre F. Perold	Mgmt	For	For	For
	1.11	Elect Sarah Bloom Raskin	Mgmt	For	For	For
	1.12	Elect Peter F. Volanakis	Mgmt	For	For	For
	2	Approval of Manager of Managers Structure	Mgmt	For	For	For
	3	Approval of a Manager of Managers Structure with Wholly-Owned Subsidiaries	Mgmt	For	For	For
	4	Shareholder Proposal Regarding Genocide-Free Investing	ShrHoldr	Against	Against	For

Item 1: Proxy Voting Record

Registrant : Destra Advisors, LLC.

Fund Name : Destra Flaherty and Crumrine Fund

07/01/2017 - 06/30/2018

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Kinder Morgan Incorporated	KMI	49456B101	5/9/2018	Approve auditor	Issuer	Yes	For	For
Kinder Morgan Incorporated	KMI	49456B101	5/9/2018	Approve directors	Issuer	Yes	For	For
Kinder Morgan Incorporated	KMI	49456B101	5/9/2018	Approve executive compensation	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Destra Investment Trust

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	August 10, 2018

*Print the name and title of each signing officer under his or her signature.